INCOME TAXES - Components of loss before income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Components of loss before income taxes
Loss subject to domestic income taxes					$ (719,636)	$ (277,244)
Loss subject to foreign income taxes					68	(90)
Loss before income taxes	$ (261,721)	$ (117,313)	$ (1,009,669)	$ (246,968)	$ (719,568)	$ (277,334)